CAPITAL ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 11,039		$ 642
Capital Expenditures	19,873		10,420
Acquisitions	15,476
Ending balance	45,043		11,039
Capital assets gross
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,096		679
Capital Expenditures	19,873		10,420
Acquisitions	15,476
Transfers/Disposals			(3)
Ending balance	46,445		11,096
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(57)		(37)
Capital Expenditures			0
Depreciation	(1,345)	[1]	(20)
Ending balance	(1,402)		(57)
Land | Capital assets gross
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	610		90
Capital Expenditures	5,607		520
Acquisitions	24
Transfers/Disposals			0
Ending balance	6,241		610
Building | Capital assets gross
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	484		484
Capital Expenditures	6,143		0
Acquisitions	556
Transfers/Disposals	7,181		0
Ending balance	14,364		484
Building | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(34)		(27)
Depreciation	(225)	[1]	(7)
Ending balance	(259)		(34)
Construction in progress | Capital assets gross
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,764		0
Capital Expenditures	1,221		9,764
Acquisitions	2,562
Transfers/Disposals	(7,978)		0
Ending balance	5,569		9,764
Furniture, fixtures and equipment | Capital assets gross
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	160		82
Capital Expenditures	4,458		81
Acquisitions	2,760
Transfers/Disposals	778		(3)
Ending balance	8,156		160
Furniture, fixtures and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5)		0
Depreciation	(439)	[1]	(5)
Ending balance	(444)		(5)
Leasehold improvements | Capital assets gross
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	78		23
Capital Expenditures	2,444		55
Acquisitions	9,574
Transfers/Disposals	19		0
Ending balance	12,115		78
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18)		(10)
Depreciation	(681)	[1]	(8)
Ending balance	$ (699)		$ (18)

[1]	Depreciation for the year ended December 31, 2018 includes $724 that was capitalized to biological assets and inventory.